Equity - Issued Capital (Tables)	12 Months Ended
Dec. 31, 2025
Equity - Issued Capital [Abstract]
Schedule of Equity Issued Capital
	Consolidated
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2025	2024	2023	2025	2024	2023
	Shares	Shares	Shares	$	$	$

Ordinary shares - fully paid	12,213,935	7,488,359	4,824,278	60,145,100	34,837,206	31,035,121

Schedule of Movements in Ordinary Share Capital

Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Balance	December 31, 2022	4,841,016		30,907,405

Expiry of options		-		148,007
Cancelation of shares through small parcel buy back		(16,738)		(20,291)

Balance	December 31, 2023	4,824,278		31,035,121

Issue of shares (net of warrant fair value) under Registered Direct Offering (*)		486,871	$2.22	1,079,244
Exercise of pre-funded warrants and private placement warrants		2,177,210	$1.44	3,132,612
Capital raising costs		-	-	(436,203)
Expiry of options		-		26,432
Balance	December 31, 2024	7,488,359		34,837,206

Issue of ATM sale transactions shares, net of sales agent fees (**)		1,842,560	$5.26	9,699,204
Issue of shares under service agreement (***)		40,000	$2.50	100,000
Exercise of pre-funded warrants and private placement warrants		1,348,666	$8.59	11,580,706
Exercise of options		583,376	$1.43	831,544
Vesting of restricted shares units		910,974		-
Capital raising costs		-		(429,978)
Reclass of vested restricted share units share-based payments		-		2,568,377
Reclass of exercised options share-based payments		-		831,968
Expiry of options		-		126,073
Balance	December 31, 2025	12,213,935		60,145,100

(*) On January 30, 2024, the Company issued 1,416,354 pre-funded warrants at an offering price of $1.5499 under registered direct offering. One pre-funded warrant is exercisable to one ADS upon payment of the remaining $0.0001 per warrant. In addition, on January 30, 2024, in a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 1,998,386 ADS at an exercise price of $1.55 per ADS, expiring January 30, 2029.

(**) On February 3, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”) with ThinkEquity LLC, as sales agent (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent ADSs, having an aggregate offering price of up to $10 million.

As of December 31, 2025, the Company sold 1,842,560 ADSs under the Sales Agreement, at an average sales price of $5.26, for gross proceeds of $9,999,180, net of sales cash commission of $299,976.

(***) On November 1, 2022, the Company entered investor relations service agreement (“IR Agreement”) pursuant to which part of the compensation was to be paid as equity. On February 4, 2025 (the “Approval Date”), in connection with the IR Agreement’s compensation terms, the board of directors of the Company approved the issuance of 11,000,000 ordinary shares, representing 40,000 ADSs, representing a total value of $100,000 based on the closing share price of the Company’s ADSs on the Approval Date of $2.50 per ADS.

Schedule of Observable Market Conditions

The following assumptions were based on observable market conditions that existed on December 31, 2025 and 2024:

Assumption	At December 31, 2025		At December 31, 2024
Value methodology	Level 1	Level 1	Level 1	Level 1
Historical volatility	-	-	-	-
Exercise price	$5.0	$5.16	$5.0	$5.16
Share price	$3.220	$3.220	$0.800	$0.800
Risk-free interest rate	-	-	-	-
Dividend yield	-	-	-	-
Fair value per warrant	$3.220	$3.220	$0.800	$0.800

Schedule of Observable Market Conditions Issue

The following assumptions were based on observable market conditions that existed on December 31, 2025 and 2024:

Assumption	At December 31, 2025		At December 31, 2024
Value methodology	Pre-funded Level 2	Regular Level 2	Pre-funded Level 2	Regular Level 2
Historical volatility	-	-	92%	92%
Exercise price	-	-	$0.000	$1.550
Share price	-	-	$3.810	$3.810
Risk-free interest rate	-	-	4.4%	4.4%
Dividend yield	-	-	0%	0%
Fair value per warrant	-	-	$3.810	$2.260

Schedule of Fair Value Measurements

A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the years ended December 31, 2025, and 2024 is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of January 1, 2024	$1,075,808	-	-	$1,075,808
Warrants issued during the period	-	2,945,971	-	2,945,971
Transfer upon exercise	-	(3,132,614)	-	(3,132,614)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	1,269,276	2,982,480	-	4,251,756
Warrant liability as of December 31, 2024	$2,345,084	$2,795,837	-	$5,140,921
Transfer upon exercise	(89,256)	(2,795,837)	-	(2,885,093)
Fair value loss recognized in consolidated statement of profit or loss and other comprehensive income	6,823,879	-	-	6,823,879
Warrant liability as of December 31, 2025	$9,079,707	-	-	$9,079,707